Basis of Presentation - Changes in the scope of consolidation (Details)		1 Months Ended	12 Months Ended
	Nov. 01, 2025	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Biotek America LLC ("ITK JV")
Basis of presentation.
Percentage of total voting rights sold in joint operation			75.00%
Grifols Canada Plasma, Inc. (formerly Canadian Plasma Resources Corporation)
Basis of presentation.
Percentage of voting interests acquired	50.10%		50.10%
Percentage of total voting rights held in associate			50.10%
Medcom Advance, S.A.
Basis of presentation.
Percentage of total voting rights sold in associate			45.00%
Mecwins, S.A
Basis of presentation.
Percentage of total voting rights sold in associate				24.59%
Araclon Biotech, S.L.
Basis of presentation.
Percentage of voting interests acquired			1.27%
Percentage of total voting rights held in subsidiary			77.12%
Biotest AG
Basis of presentation.
Percentage of voting interests acquired			2.11%
Percentage of total voting rights held in subsidiary			99.25%
Biotest MidCo GmbH (formerly Blitz F25-957 GmbH)
Basis of presentation.
Percentage of voting interests acquired			100.00%
Percentage of total voting rights held in subsidiary			100.00%
Biotest Management GmbH (formerly Blitz F25-958 GmbH)
Basis of presentation.
Percentage of voting interests acquired			100.00%
Percentage of total voting rights held in subsidiary			100.00%
Biotest (UK) Ltd.
Basis of presentation.
Percentage of voting interests acquired					100.00%
Percentage of total voting rights held in subsidiary					100.00%
Percentage of total voting rights sold in subsidiary			100.00%
G Pyrenees Research Cntr
Basis of presentation.
Percentage of voting interests acquired				20.00%
Percentage of total voting rights held in subsidiary				100.00%
Percentage of total voting rights sold in subsidiary			100.00%
Grifols Colombia, Ltda
Basis of presentation.
Percentage of total voting rights sold in subsidiary			100.00%
Haema Plasma Kft.
Basis of presentation.
Percentage of total voting rights held in subsidiary				100.00%
Grifols Malaysia Sdn Bhd
Basis of presentation.
Percentage of voting interests acquired		51.00%		51.00%
Percentage of total voting rights held in subsidiary				100.00%
Biotest Italy, S.R.L.
Basis of presentation.
Percentage of total voting rights sold in subsidiary				100.00%
Biotest Medical, S.L.U.
Basis of presentation.
Percentage of total voting rights sold in subsidiary				100.00%
Biotest Farmaceutica LTDA
Basis of presentation.
Percentage of total voting rights sold in subsidiary				100.00%
Biotest France SAS
Basis of presentation.
Percentage of total voting rights sold in subsidiary				100.00%
Kiro Grifols S.L. (Spain)
Basis of presentation.
Percentage of voting interests acquired					10.00%
Percentage of total voting rights held in subsidiary					100.00%
Albajuna Therapeutics, S.L. Inc.
Basis of presentation.
Percentage of voting interests acquired					51.00%
Percentage of total voting rights held in subsidiary					100.00%
Biomat Holdco, LLC.
Basis of presentation.
Percentage of voting interests acquired					100.00%
Percentage of total voting rights held in subsidiary					100.00%
Grifols Plasma Canada - Ontario Inc
Basis of presentation.
Percentage of voting interests acquired					100.00%
Percentage of total voting rights held in subsidiary					100.00%
Grifols Escrow Issuer S.A
Basis of presentation.
Percentage of total voting rights sold in subsidiary					100.00%
Gripdan Invest, S.L
Basis of presentation.
Percentage of total voting rights sold in subsidiary					100.00%
Access Biologicals LLC
Basis of presentation.
Percentage of total voting rights sold in subsidiary					100.00%
Chiquito Acquisition Corp.
Basis of presentation.
Percentage of total voting rights sold in subsidiary					100.00%
Geotech LLC
Basis of presentation.
Percentage of total voting rights sold in subsidiary					100.00%